Income taxes - Reconciliation of Income Tax Provision (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Accounting profit before tax from continuing operations	€ 1,957	€ 1,382	€ 695
Tax expense at the UK statutory rate	371	262	132
Taxation of foreign operations, net	115	72	23
Non-deductible expense items for tax purposes	2	2	6
Tax effect from change in tax rate	0	127	43
Deferred taxes not recognised	7	(7)	(4)
Adjustment in respect of prior periods	(59)	(62)	(3)
Income tax charge per the consolidated income statement	€ 436	394	€ 197
UK
Disclosure of geographical areas [line items]
Tax effect from change in tax rate		123
Netherlands
Disclosure of geographical areas [line items]
Tax effect from change in tax rate		2
Indonesia
Disclosure of geographical areas [line items]
Tax effect from change in tax rate		€ 2